WARRANTS (Details - Warrant assumptions) - Warrant [Member] - $ / shares	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.10
Expected life (in years)	3 years 18 days	5 years
Dividend yield	0.00%	0.00%
Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise Price		$ 0.01
Risk-free interest rates	3.96%	3.41%
Expected volatility	303.00%	278.00%
Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise Price		$ 0.55
Risk-free interest rates	4.43%	4.45%
Expected volatility	311.00%	324.00%